Assets Held for Sale - Schedule of Assets Held for Sale Activity (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Long Lived Assets Held-for-sale [Line Items]
Balance at beginning of year	$ 3,285,534	$ 3,039,172
Balance at end of the year		3,285,534	$ 3,039,172
Discontinued Operations, Held-for-sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Balance at beginning of year	5,459	5,360	14,554
Transfers in	23,245	2,594	6,700
Assets sold	(3,894)	(1,377)	(14,314)
Tangible asset impairment charges	(125)	(1,118)	(1,580)
Balance at end of the year	$ 24,685	$ 5,459	$ 5,360